UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: December 31

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS FUND

Class A: INDPX

Class I:  IPDPX

PREFERRED-PLUS FUND

Class A: INPPX

Class I:  IPPPX

SEMI-ANNUAL REPORT

MARCH 31, 2020

(UNAUDITED)

1-800-869-1679

www.innovativeportfolios.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.innovativeportfolios.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

PORTFOLIO ILLUSTRATION

MARCH 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology, 5.52%
Basic Materials, 3.87%
Put Options, 6.31%
Consumer Cyclical, 13.61%
Money Market Fund, 3.56%
Consumer Defensive, 5.43%
Financial Services, 12.25%
Industrials, 43.75%
Healthcare, 5.70%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

PORTFOLIO ILLUSTRATION

MARCH 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials, 4.65%
Money Market Fund, 2.90%
Put Options, 1.87%
Real Estate Investment Trust, 1.61%
Utilities, 4.97%
Closed-End Mutual Funds, 1.20%
Communication Services, 1.89%
Consumer Cyclical, 0.34%
Consumer Defensive, 1.69%
Exchange Traded Funds, 0.85%
Financial Services, 78.03%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 130.42%

Aircraft Engines & Engine Parts - 2.43%
1,368	United Technologies Corp. (a)	$ 129,043

Arrangement of Transportation of Freight & Cargo - 5.74%
2,332	C.H. Robinson Worldwide, Inc. (a)	154,378
2,260	Expeditors International of Washington, Inc. (a)	150,787
		305,165
Computer & Office Equipment - 2.84%
1,363	International Business Machines Corp. (a)	151,198

Construction Machinery & Equipment - 3.31%
1,519	Caterpillar, Inc. (a)	176,265

Construction, Mining & Materials Handling Machinery & Equipment - 2.58%
1,638	Dover Corp. (a)	137,494

Cutlery, Handtools & General Hardware - 2.51%
1,338	Stanley Black & Decker, Inc. (a)	133,800

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.56%
2,857	Emerson Electric Co. (a)	136,136

Electronic Components & Accessories - 2.60%
1,207	Hubbell, Inc. (a)	138,491

Engines & Turbines - 2.76%
1,086	Cummins, Inc. (a)	146,958

Fabricated Rubber Products - 2.56%
1,088	Carlisle Companies, Inc. (a)	136,305

Fire, Marine & Casualty Insurance - 7.51%
1,949	American Financial Group, Inc. (a)	136,586
1,395	Hanover Insurance Group, Inc. (a)	126,359
1,372	The Travelers Companies, Inc. (a)	136,308
		399,253
General Industrial Machinery & Equipment - 2.46%
919	Illinois Tool Works, Inc. (a)	130,608

Guided Missiles & Space Vehicles & Parts - 2.87%
450	Lockheed Martin Corp. (a)	152,527

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

Household Furniture - 2.22%
4,432	Leggett & Platt, Inc. (a)	$ 118,246

Investment Advice - 5.11%
1,269	Ameriprise Financial, Inc. (a)	130,047
4,398	Eaton Vance Corp. (a)	141,836
		271,883
Life Insurance - 2.64%
7,473	American Equity Investment Life Holding Co. * (a)	140,492

Metalworking Machinery & Equipment - 2.45%
1,888	Lincoln Electric Holdings, Inc. (a)	130,272

Miscellaneous Transportation Equipment - 1.90%
2,098	Polaris Industries, Inc. (a)	101,019

Motors & Generators - 2.62%
2,213	Regal Beloit Corp. (a)	139,308

Pumps & Pumping Equipment - 2.61%
3,056	ITT, Inc. (a)	138,620

Railroads, Line-Haul Operating - 5.48%
2,624	CSX Corp. (a)	150,355
999	Union Pacific Corp. (a)	140,899
		291,254
Retail-Drug Stores And Proprietary Stores - 2.68%
3,113	Walgreens Boots Alliance, Inc. (a)	142,420

Retail-Family Clothing Stores - 5.06%
2,840	The TJX Companies, Inc. (a)	135,780
1,534	Ross Stores, Inc. (a)	133,412
		269,192
Retail-Home Furniture, Furnishings & Equipment Stores - 2.53%
3,166	Williams Sonoma, Inc. (a)	134,618

Retail-Lumber & Other Building Materials Dealers - 2.52%
1,559	Lowe's Companies, Inc. (a)	134,152

Retail-Radio Tv & Consumer Electronics Stores - 2.52%
2,355	Best Buy Co., Inc. (a)	134,235

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

Retail-Variety Stores - 5.18%
1,423	Target Corp. (a)	$ 132,296
1,260	Walmart, Inc. (a)	143,161
		275,457
Rubber & Plastics Footwear - 2.94%
1,889	Nike, Inc. Class B (a)	156,296

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System and Instrument Manufacturing - 5.15%
483	Northrop Grumman Corp. (a)	146,132
973	Raytheon Co. (a)	127,609
		273,741
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.46%
1,340	T. Rowe Price Group, Inc. (a)	130,851

Semiconductors & Related Devices - 2.55%
1,356	Texas Instruments, Inc. (a)	135,505

Services-Equipment Rental & Leasing - 2.23%
5,206	Aaron's, Inc. (a)	118,593

Services-Help Supply Services - 2.16%
3,044	Robert Half International, Inc. (a)	114,911

Ship & Boat Building & Repairing - 2.64%
1,060	General Dynamics Corp. (a)	140,249

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.88%
1,732	Stepan Co. (a)	153,213

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.72%
4,012	Nucor Corp. (a)	144,512

Trucking (No Local) - 2.91%
1,681	J.B. Hunt Transport Services, Inc. (a)	155,039

Wholesale-Drugs Proprietaries & Druggists' Sundries - 8.25%
1,598	AmerisourceBergen Corp. (a)	141,423
3,019	Cardinal Health, Inc. (a)	144,731
1,130	McKesson Corp. (a)	152,844
		438,998
Wholesale-Durable Goods - 2.52%
540	W.W. Grainger, Inc. (a)	134,190

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

Wholesale-Industrial Machinery & Equipment - 2.76%
2,667	MSC Industrial Direct Co., Inc. Class A (a)	$ 146,605

TOTAL COMMON STOCKS (Cost $8,372,791) - 130.42%		6,937,114

MONEY MARKET FUND - 5.15%
274,305	First American Government Obligations Fund Class X 0.41% **	274,305
TOTAL MONEY MARKET FUND (Cost $274,305) - 5.15%		274,305

INVESTMENTS IN SECURITIES, AT VALUE (Cost $8,647,096) - 135.57%		7,211,419

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $104,546) - 9.13%		485,520

INVESTMENTS IN SECURITIES AND PURCHASED OPTIONS , AT VALUE (Cost $8,751,642) - 144.70%		7,696,939

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $716,806) - (40.14)%		(2,135,156)

LIABILITIES LESS OTHER ASSETS, NET - (4.56)%		(242,674)

NET ASSETS - 100.00%		$ 5,319,109

* Non-income producing securities during the period.

**Variable rate security; the rate shown represents the yield at March 31, 2020.

(a) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $6,937,114 representing 130.42% of net assets.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF PURCHASED OPTIONS

MARCH 31, 2020 (UNAUDITED)

PUT OPTIONS - 9.13% *

Underlying Security	Counterparty	Contracts+	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	172	$4,540,800	$ 264.00	4/17/2020	$238,392

SPDR S&P 500 ETF Trust	Interactive Brokers	168	4,032,000	240.00	6/30/2020	247,128

Total Put Options (Premiums Paid $104,546) - 9.13%						$485,520

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at March 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

SCHEDULE OF WRITTEN OPTIONS

MARCH 31, 2020 (UNAUDITED)

PUT OPTIONS - (40.41)% *

Underlying Security	Counterparty	Contracts+	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(172)	$(5,400,800)	$ 314.00	4/17/2020	$(933,788)

SPDR S&P 500 ETF Trust	Interactive Brokers	(168)	(5,460,000)	325.00	6/30/2020	(1,201,368)

Total Put Options (Premiums Received $716,806) - (40.41)%						$(2,135,156)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at March 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Value

PREFERRED SECURITIES-$25 PAR VALUE - 49.19%

Deep Sea Foreign Transportation of Freight - 0.06%
300	Costamare, Inc. Series E (Marshall Islands) 8.875% (b) (c)	$ 5,379

Electric & Other Services Combined - 2.87%
5,500	Duke Energy Corp. Series A 5.750% (b) (c)	142,890
4,100	NiSource, Inc. Series B 6.500%, to 3/15/2024 (a) (b) (c)	104,140
		247,030
Electric Services - 1.46%
2,000	NextEra Energy, Inc. Series N 5.650%, due 3/01/2079 (c)	50,940
4,000	SCE Trust IV 5.375%, to 9/15/2025 (a) (b) (c)	74,200
		125,140
Fire, Marine & Casualty Insurance - 1.53%
6,000	Enstar Group LTD Series D 7.000%, to 9/01/2028 (Bermuda) (a) (b) (c)	131,520

Insurance Agents Brokers & Services - 1.77%
9,000	Equitable Holdings, Inc. Series A 5.250% (b) (c)	152,280

Life Insurance - 10.10%
4,000	American Equity Investment Life Holding Co. Series A 5.950%, to 12/01/2024 (a) (b) (c)	63,760
9,000	Athene Holdings Ltd. Series A 6.350%, to 6/30/2029 (Bermuda) (a) (b) (c)	204,480
3,400	Brighthouse Financial, Inc. 6.250% due 9/15/2058 (c)	82,518
4,500	MetLife, Inc. Series A 4.000% (minimum coupon 4%, 3-month US Libor + 1.000%) ** (b) (c)	99,495
9,000	MetLife, Inc. Series F 4.750% (b) (c)	192,240
9,000	Prudential Financial, Inc. 5.625%, due 8/15/2058 (c)	226,170
		868,663
Miscellaneous Business Credit Institution - 1.46%
5,000	National Rural Utilities Cooperative Finance Corp. Series US 5.500%, due 5/15/2064 (c)	125,800

Motor Vehicles & Passenger Car Bodies - 0.36%
2,000	Ford Motor Co. 6.200%, due 6/01/2059 (c)	31,360

National Commercial Banks - 17.87%
3,300	Bank of America Corp. Series GG 6.00% (b) (c)	84,645
6,034	Capital One Financial Corp. Series G 5.200% (b) (c)	132,205
8,000	Capital One Financial Corp. Series I 5.000% (b) (c)	160,400
3,547	Capital One Financial Corp. Series J 4.800% (b) (c)	66,684

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

National Commercial Banks – (Continued)
4,095	Citigroup Capital XIII 8.1395%, due 10/30/2040 (3-month US Libor + 6.370%) ** (c)	$ 104,832
4,301	Huntington Bancshares Series D 6.25% (b) (c)	105,116
3,000	JPMorgan Chase & Co. Series EE 6.00% (b) (c)	78,450
3,500	KeyCorp Series E 6.125%, to 12/15/2026 (a) (b) (c)	87,500
3,120	PNC Financial Services Group, Inc. Series P 6.125%, to 5/01/2022 (a) (b) (c)	80,246
6,000	Regions Financial Corp. Series B 6.375%, to 9/15/2024 (a) (b) (c)	143,820
5,000	Regions Financial Corp. Series C 5.700%, to 8/15/2029 (a) (b) (c)	117,500
4,000	Synovus Financial Corp. Series D 6.300%, to 6/21/2023 (a) (b) (c)	87,200
7,600	U.S. Bancorp Series B 3.500% (3-month US Libor + 0.600%) ** (b) (c)	137,560
2,025	U.S. Bancorp Series F 6.500%, to 1/15/2022 (a) (b) (c)	52,164
4,025	Wells Fargo & Co. Series Q 5.850%, to 9/15/2023 (a) (b) (c)	98,009
		1,536,331
Real Estate Investment Trusts - 1.75%
4,000	National Retail Properties, Inc. Series F 5.200% (b) (c)	87,800
3,900	Sachem Capital Corp. 6.875%, due 12/30/20204 (c)	62,829
		150,629
Security Brokers, Dealers & Flotation Companies - 2.33%
1,400	Goldman Sachs Group, Inc. Series K 6.375%, to 5/10/2024 (a) (b) (c)	36,442
200	Morgan Stanley Series E 7.125%, to 10/15/2023 (a) (b) (c)	5,236
3,295	Morgan Stanley Series F 6.875%, to 1/15/2024 (a) (b) (c)	84,517
3,000	Morgan Stanley Series K 5.850%, to 4/15/2027 (a) (b) (c)	73,860
		200,055
State Commercial Banks - 3.75%
2,500	First Citizens Bancshares, Inc. Series A 5.375% (b)	56,575
3,000	GMAC Captial Trust I Series 2 7.47663%, due 2/15/2040 (3-month US Libor + 5.785%) ** (c) FRN	61,530
8,325	State Street Corp. Series G 5.350%, to 3/15/2026 (a) (b) (c)	204,379
		322,484
Telephone Communications (No Radio Telephone) - 2.05%
4,000	AT&T, Inc. Series A 5.000%, due 12/12/2024 (b) (c)	91,160
4,000	AT&T, Inc. Series C 4.750%, due 2/18/2025 (b) (c)	84,800
		175,960
Wholesale-Farm Product Raw Materials - 1.83%
1,900	CHS, Inc. Series 2 7.100%, to 3/31/2024 (a) (b) (c)	43,852
4,560	CHS, Inc. Series 4 7.500%, due 1/21/2025 (b) (c)	113,817
		157,669

TOTAL PREFERRED SECURITIES-$25 PAR VALUE (Cost $4,845,005) - 49.19%		4,230,300

The accompanying notes are an integral part of these financial statements.

Shares	Value

PREFERRED SECURITIES-$50 PAR VALUE - 0.88%

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Electric Services - 0.88%
2,000	DTE Energy Co. 6.250%, due 11/01/2022 (c)	$ 75,320
TOTAL PREFERRED SECURITIES-$50 PAR VALUE (Cost $100,685) - 0.88%		75,320

PREFERRED SECURITIES-CAPITAL SECURITIES - 51.00%

Electric Services - 1.05%
100,000	Emera, Inc. Series 16-A 6.750%, to 6/15/2026 (Canada) (a) (c) (maturity date 6/15/2076)	90,651

Electronic & Other Electrical Equipment (No Computer Equip) - 3.78%
150,000	General Electric Co. Series C 4.200%, to 6/15/2023 (a) (b) (c)	110,250
260,000	General Electric Co. Series D 5.000%, to 1/21/2021 (a) (b) (c)	214,500
		324,750
Finance Services - 4.78%
175,000	American Express Co. Series C 4.0255%, to 6/15/2020 (a) (b) (c)	147,875
185,000	E*Trade Financial Corp. Series A 5.875%, to 9/15/2026 (a) (b) (c)	173,493
100,000	E*Trade Financial Corp. Series B 5.300%, to 3/15/2023 (a) (b) (c)	90,000
		411,368
Fire, Marine & Casualty Insurance - 1.58%
160,000	Progressive Corp. Series B 5.375%, to 3/15/2023 (a) (b) (c)	135,443

Life Insurance - 1.78%
160,000	MetLife, Inc. Series D 5.875%, to 3/15/2028 (a) (b) (c)	152,800

National Commercial Banks - 25.14%
200,000	Bank of America Corp. Series JJ 5.125%, to 6/20/2024 (a) (b) (c)	190,000
300,000	Bank of America Corp. Series FF 5.875%, to 3/15/2028 (a) (b) (c)	304,002
150,000	Citigroup, Inc. Series M 6.300%, to 5/15/2024 (a) (b) (c)	141,788
180,000	Huntington Bancshares, Inc. Series E 5.700%, to 4/15/2023 (a) (b) (c)	144,000
170,000	JPMorgan Chase & Co. Series CC 4.625%, to 11/01/2022 (a) (b) (c)	149,600
160,000	JPMorgan Chase & Co. Series X 6.100%, to 10/01/2024 (a) (b) (c)	163,040
125,000	JPMorgan Chase & Co. Series Z 5.300%, to 8/01/2020 (a) (b) (c)	115,300
160,000	KeyCorp Series D 5.000%, to 9/15/2026 (a) (b) (c)	139,200
160,000	PNC Financial Services Group, Inc. Series S 5.000%, to 11/01/2026 (a) (b) (c)	151,200
250,000	Truist Financial Corp. Series N 4.80%, to 9/01/2024 (a) (b)	215,000
100,000	Truist Financial Corp. Series M 5.125%, to 12/15/2027 (a) (b) (c)	85,000
160,000	Wachovia Capital Trust II 1.71888%%, due 1/15/2027 (3-month US Libor + 0.50%) ** (c) FRN	131,200
3,000	Wachovia Capital Trust III 5.56975% (3-month US Libor + 0.93%) ** (b) (c)	2,910
150,000	Wells Fargo & Co. Series S 5.900%, to 6/15/2024 (a) (b)	147,000
65	Wells Fargo & Co. Series L 7.500% (b) (c)	82,811
		2,162,051

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Shares		Value

Personal Credit Institutions - 1.49%
160,000	Discover Financial Services Series C 5.500%, to 10/30/2027 (a) (b) (c)	$ 128,000

Security Brokers, Dealers & Flotation Companies - 3.29%
175,000	Charles Schwab Corp. Series F 5.000%, to 12/01/2027 (a) (b) (c)	147,000
160,000	Goldman Sachs Group, Inc. Series P 5.000%, to 11/10/2022 (a) (b) (c)	136,200
		283,200
Services-Equipment Rental & Leasing - 1.20%
150,000	AerCap Holdings N.V. 5.875%, to 10/10/2079 (Ireland) (a) (b)	103,500

State Commercial Banks - 6.91%
180,000	Bank of New York Mellon Corp. Series D 4.500%, to 6/20/2023 (a) (b)	151,200
105,000	Bank of New York Mellon Corp. Series F 4.625%, to 9/20/2026 (a) (b) (c)	94,763
250,000	Fifth-Third Bancorp Series J 4.57913% (3-month US Libor + 3.129%) ** (b) (c) FRN	207,500
160,000	State Street Corp. Series H 5.625%, to 12/15/2023 (a) (b) (c)	140,800
		594,263

TOTAL PREFERRED SECURITIES-CAPITAL SECURITIES (Cost $4,999,520) - 51.00%		4,386,026

CLOSED-END MUTUAL FUNDS - 1.30%
1,215	Cohen & Steers Limited Duration Preferred and Income Fund, Inc. (c)	24,968
11,950	Nuveen Preferred Securities Income Fund (c)	86,757
TOTAL CLOSED-END MUTUAL FUNDS (Cost $140,290) - 1.30%		111,725

EXCHANGE TRADED FUND - 0.92%
2,500	iShares Preferred & Income Securities ETF (c)	79,600
TOTAL EXCHANGE TRADED FUND (Cost $71,050) - 0.92%		79,600

MONEY MARKET FUND - 3.15%
270,644	First American Government Obligations Fund Class X 0.41% **	270,644
TOTAL MONEY MARKET FUND (Cost $270,644) - 3.15%		270,644

INVESTMENTS IN SECURITIES, AT VALUE (Cost $10,427,194) - 106.44%		9,153,615
The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $40,501) - 2.03%	174,277

INVESTMENTS IN SECURITIES AND PURCHASED OPTIONS, AT VALUE (Cost $10,467,695) - 108.47%	9,327,892
INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $270,934) - (8.92)%	(767,380)

OTHER ASSETS LESS LIABILITIES, NET - 0.45%	38,707

NET ASSETS - 100.00%	$ 8,599,219

(a) Security converts to floating rate after the indicated fixed-rate coupon period.

(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(c) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $7,815,476 representing 90.89% of net assets.

**Variable rate security; the rate shown represents the yield at September 30, 2019.

LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs. 3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.

FRN- Floating Rate Note is a debt instrument whose coupon rate is tied to a benchmark rate such as LIBOR or the US Treasury Bill rate. Thus, the coupon rate on a floating rate note is variable. It is typically composed of a variable benchmark rate plus a fixed spread.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF PURCHASED OPTIONS

MARCH 31, 2020 (UNAUDITED)

PUT OPTIONS - 2.03% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	61	$1,610,400	$ 264.00	4/17/2020	$ 84,546

SPDR S&P 500 ETF Trust	Interactive Brokers	61	1,464,000	240.00	6/30/2020	89,731

Total Put Options (Premiums Paid $40,501) - 2.03%						$174,277

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

SCHEDULE OF WRITTEN OPTIONS

MARCH 31, 2020 (UNAUDITED)

PUT OPTIONS - (8.92)% *

Underlying Security	Counterparty	Contracts+	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(61)	$(1,915,400)	$314.00	4/17/2020	$(331,169)

SPDR S&P 500 ETF Trust	Interactive Brokers	(61)	(1,982,500)	325.00	6/30/2020	(436,211)

Total Put Options (Premiums Received $270,934) - (8.92)%						$(767,380)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at September 30, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2020 (UNAUDITED)

	Dividend Performers	Preferred-Plus
Assets:
Investments in Securities, at Value (Cost $8,647,096, and $10,427,194, respectively)	$ 7,211,419	$ 9,153,615
Investments in Purchased Options, at Value (Premiums Paid $104,546, and $40,501, respectively)	485,520	174,277
Receivables:
Dividends and Interest	12,546	65,611
Due from Advisor	3,842	44
Cash	500	500
Shareholder Subscriptions	-	330
Prepaid Expenses	11,823	3,934
Total Assets	7,725,650	9,398,311
Liabilities:
Written Options, at Value (Premiums Received $716,806, and $270,934, respectively)	2,135,156	767,380
Due to Broker for Written Options	257,422	14,626
Administrative Fees	1,563	2,105
Distribution Fees	34	174
Trustee Fees	1,819	1,836
Accrued Expenses	10,547	12,971
Total Liabilities	2,406,541	799,092

Net Assets	$ 5,319,109	$ 8,599,219

Net Assets Consist of:
Paid In Capital	$ 9,604,172	$ 10,886,565
Distributable Deficits	(4,285,063)	(2,287,346)
Net Assets	$ 5,319,109	$ 8,599,219

Class A Shares:
Net Assets	$ 11,356	$ 122,598
Shares outstanding	1,584	13,546
Net asset value, offering price, and redemption price per share	$ 7.17	$ 9.05

Class I Shares:
Net Assets	$ 5,307,753	$ 8,476,621
Shares outstanding	737,330	939,060
Net asset value, offering price, and redemption price per share	$ 7.20	$ 9.03

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

	Dividend Performers	Preferred-Plus
Investment Income:
Dividends	$ 170,667	$ 132,730
Interest	2,459	125,562
Total Investment Income	173,126	258,292

Expenses:
Advisory fees (Note 4)	64,260	49,897
Administrative fees	16,065	12,474
Distribution (12b-1) fees - Class A (Note 5)	32	150
Audit fees	4,755	6,090
Custody	3,396	6,229
Legal fees	17,287	16,682
Transfer Agent fees	17,945	16,726
Trustee fees (Note 4)	251	274
Registration fees	8,677	1,556
Insurance fees	287	75
Other expenses	3,138	2,751
Interest expenses	7,259	1,278
Account servicing fees	14,386	14,086
Printing and Mailing fees	887	496
Total Expenses	158,625	128,764
Less fees waived and/or expenses reimbursed by Advisor	(54,944)	(52,490)
Net Expenses	103,681	76,274

Net Investment Income	69,445	182,018

Net Realized Gain (Loss) on:
Investments in Securities	(1,759,707)	(709,801)
Written Options	200,346	138,294
Net Realized Loss	(1,559,361)	(571,507)

Net Change in Unrealized Depreciation on:
Investments in Securities	(1,502,420)	(1,335,975)
Written Options	(1,495,781)	(522,242)
Net Change in Unrealized Depreciation	(2,998,201)	(1,858,217)

Net Realized and Unrealized Loss on Investments and Written Options	(4,557,562)	(2,429,724)

Net Decrease in Net Assets Resulting from Operations	$(4,488,117)	$(2,247,706)

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Period Ended*
	3/31/2020	9/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 69,445	$ 29,553
Net Realized Gain (Loss) on investments and written options	(1,559,361)	150,156
Capital Gain Distributions from Portfolio Companies	-	35
Net Change in Unrealized Appreciation (Depreciation) on investments and written options	(2,998,201)	525,148
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,488,117)	704,892

Distributions to Shareholders From:
Distributions - Class A	(789)	(143)
Distributions - Class I	(393,019)	(107,887)
Total Distributions	(393,808)	(108,030)

Capital Share Transactions	(1,557,227)	11,161,399

Total Increase (Decrease) in Net Assets	(6,439,152)	11,758,261

Net Assets:
Beginning of Period	11,758,261	-

End of Period	$ 5,319,109	$ 11,758,261

* For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Period Ended*
	3/31/2020	9/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 182,018	$ 111,527
Net Realized Gain (Loss) on investments and written options	(571,507)	74,115
Net Change in Unrealized Appreciation (Depreciation) on investments and written options	(1,858,217)	221,968
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,247,706)	407,610

Distributions to Shareholders From:
Distributions - Class A	(3,226)	(1,925)
Distributions - Class I	(282,954)	(159,145)
Total Distributions	(286,180)	(161,070)

Capital Share Transactions	3,766,852	7,119,713

Total Increase in Net Assets	1,232,966	7,366,253

Net Assets:
Beginning of Period	7,366,253	-

End of Period	$ 8,599,219	$ 7,366,253

* For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS - CLASS A

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended(c)
	3/31/2020		9/30/2019

Net Asset Value, at Beginning of Period	$ 12.13		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.06		0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.66)		2.19
Total from Investment Operations	(4.60)		2.23

Distributions from:
Net Investment Income	(0.05)		(0.02)
Realized Gains	(0.30)		(0.08)
Total Distributions	(0.35)		(0.10)

Net Asset Value, at End of Period	$ 7.17		$ 12.13

Total Return **	(39.17)%	(b)	22.35%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11		$ 9
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)	2.73%	(a) (g)	34.86%	(a) (e)
After Reimbursement (d)	1.87%	(a) (h)	1.83%	(a) (f)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement (d) (i)	0.05%	(a)	(32.60)%	(a)
After Reimbursement (d) (i)	0.92%	(a)	0.43%	(a)
Portfolio Turnover	90.11%	(b)	14.83%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) Expenses before reimbursements (excluding interest expense of 0.08%) was 34.78%.

(f) Expenses after reimbursements (excluding interest expense of 0.08%) was 1.75%.

(g) Expenses before reimbursements (excluding interest expense of 0.12%) was 2.61%.

(h) Expenses after reimbursements (excluding interest expense of 0.12%) was 1.75%.

(i) The net investment income (loss) ratios include interest expenses, if applicable.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

DIVIDEND PERFORMERS - CLASS I

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended(c)
	3/31/2020		9/30/2019

Net Asset Value, at Beginning of Period	$ 12.16		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.07		0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.65)		2.23
Total from Investment Operations	(4.58)		2.30

Distributions from:
Net Investment Income	(0.08)		(0.06)
Realized Gains	(0.30)		(0.08)
Total Distributions	(0.38)		(0.14)

Net Asset Value, at End of Period	$ 7.20		$ 12.16

Total Return **	(38.89)%	(b)	23.04%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,308		$ 11,749
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)	2.47%	(a) (g)	2.56%	(a) (e)
After Reimbursement (d)	1.62%	(a) (h)	1.56%	(a) (f)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement (d) (i)	0.23%	(a)	(0.21)%	(a)
After Reimbursement (d) (i)	1.08%	(a)	0.80%	(a)
Portfolio Turnover	90.11%	(b)	14.83%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) Expenses before reimbursements (excluding interest expense of 0.06%) was 2.50%.

(f) Expenses after reimbursements (excluding interest expense of 0.06%) was 1.50%.

(g) Expenses before reimbursements (excluding interest expense of 0.12%) was 2.35%.

(h) Expenses after reimbursements (excluding interest expense of 0.12%) was 1.50%.

(i) The net investment income (loss) ratios include interest expenses, if applicable.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS - CLASS A

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended(c)
	3/31/2020		9/30/2019

Net Asset Value, at Beginning of Period	$ 11.23		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.21		0.31
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.10)		1.27
Total from Investment Operations	(1.89)		1.58

Distributions from:
Net Investment Income	(0.17)		(0.27)
Realized Gains	(0.12)		(0.08)
Total Distributions	(0.29)		(0.35)

Net Asset Value at End of Period	$ 9.05		$ 11.23

Total Return **	(17.18)%	(b)	15.98%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 123		$ 96
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)	2.81%	(a) (g)	22.40%	(a) (e)
After Reimbursement (d)	1.78%	(a) (h)	1.81%	(a) (f)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement (d) (i)	2.81%	(a)	(16.83)%	(a)
After Reimbursement (d) (i)	3.84%	(a)	3.76%	(a)
Portfolio Turnover	58.60%	(b)	5.67%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) Expenses before reimbursements (excluding interest expense of 0.06%) was 22.34%.

(f) Expenses after reimbursements (excluding interest expense of 0.06%) was 1.75%.

(g) Expenses before reimbursements (excluding interest expense of 0.03%) was 2.78%.

(h) Expenses after reimbursements (excluding interest expense of 0.03%) was 1.75%.

(i) The net investment income (loss) ratios include interest expenses, if applicable.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

PREFERRED-PLUS - CLASS I

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended(c)
	3/31/2020		9/30/2019

Net Asset Value, at Beginning of Period	$ 11.21		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.20		0.34
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.07)		1.24
Total from Investment Operations	(1.87)		1.58

Distributions from:
Net Investment Income	(0.19)		(0.29)
Realized Gains	(0.12)		(0.08)
Total Distributions	(0.31)		(0.37)

Net Asset Value at End of Period	$ 9.03		$ 11.21

Total Return **	(17.06)%	(b)	15.97%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,477		$ 7,270
Ratio of Expenses to Average Net Assets
Before Reimbursement (d)	2.58%	(a) (g)	2.76%	(a) (e)
After Reimbursement (d)	1.52%	(a) (h)	1.56%	(a) (f)
Ratio of Net Investment Income to Average Net Assets
Before Reimbursement (d) (i)	2.59%	(a)	2.76%	(a)
After Reimbursement (d) (i)	3.64%	(a)	3.96%	(a)
Portfolio Turnover	58.60%	(b)	5.67%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

(c) For the period December 24, 2018 (commencement of investment operation) through September 30, 2019.

(d) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) Expenses before reimbursements (excluding interest expense of 0.06%) was 2.70%.

(f) Expenses after reimbursements (excluding interest expense 0.06%) was 1.50%.

(g) Expenses before reimbursements (excluding interest expense of 0.03%) was 2.55%.

(h) Expenses after reimbursements (excluding interest expense 0.03%) was 1.49%.

(i) The net investment income (loss) ratios include interest expenses, if applicable.

The accompanying notes are an integral part of these financial statements.

COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2020 (UNAUDITED)

1.  ORGANIZATION

The Dividend Performers and Preferred-Plus (the “Funds”) are each organized as a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware.  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with thirteen additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on December 24, 2018. The investment adviser to the Funds is Innovative Portfolios, LLC (the “Adviser”). Each Fund offers two classes of shares: Class I shares and Class A shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.

Dividend Performers’ investment objective is to provide income with a secondary objective of capital appreciation.

Preferred-Plus’s investment objective seeks to provide income.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard Update 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  Each Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the appropriate country’s rules and tax rates.

COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2020, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and short-term capital gains quarterly and long-term capital gains annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of each Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in

COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Funds invest in put options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  The respective Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize put options to generate income or gain for the Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the respective Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by each Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair

COLLABORATIVE INVESTMENT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the

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MARCH 31, 2020 (UNAUDITED)

historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date, and that would be based on the best information available, which may include the Funds’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy

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MARCH 31, 2020 (UNAUDITED)

within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Funds’ investments measured at fair value as of March 31, 2020, by major security type:

Dividend Performer	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 6,937,114	$ -	$ -	$ 6,937,114
Purchased Options	485,520	-	-	485,520
Money Market Fund	274,305	-	-	274,305
Total	$ 7,696,939	$ -	$ -	$ 7,696,939

Dividend Performer	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$(2,135,156)	$ -	$ -	$ (2,135,156)
Total	$(2,135,156)	$ -	$ -	$ (2,135,156)

Preferred-Plus	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Preferred Securities – $25 Par Value*	$ 4,230,300	$ -	$ -	$ 4,230,300
Preferred Securities – $50 Par Value	75,320	-	-	75,320
Preferred Securities- Capital Securities	4,386,026	-	-	4,386,026
Closed-End Funds	111,725	-	-	111,725
Exchange Traded Fund	79,600	-	-	79,600
Purchased Options	174,277	-	-	174,277
Money Market Fund	270,644	-	-	270,644
Total	$ 9,327,892	$ -	$ -	$ 9,327,892

Preferred-Plus	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (767,380)	$ -	$ -	$ (767,380)
Total	$ (767,380)	$ -	$ -	$ (767,380)

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MARCH 31, 2020 (UNAUDITED)

During the six months ended March 31, 2020, there were no transfers between Level 1, 2, or 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for each Fund consistent with its respective Fund investment objective and policies.  As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each respective Fund.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the respective Fund on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through January 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the average daily net assets attributable to the Class I shares and 1.75% for the Class A shares.  These fee waivers and expense reimbursements are subject to possible recoupment from each respective Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Fund’s Board, on 60 days written notice to the Adviser.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

For the six months ended March 31, 2020, the Adviser:

	Dividend Performers	Preferred-Plus
Earned	64,260	49,897
Waived	(54,944)	(49,897)
Reimbursed	-	(2,593)

At March 31, 2020, Dividend Performers owed the Adviser $3,842.  At March 31, 2020, Preferred-Plus owed the Adviser $44.

The Adviser has the ability to recoup previously waived fees or expenses in accordance with the Expense Limitation Agreement as follows:

Dividend Performers

Fiscal Year End	Expiration	Amount
September 30, 2019	September 30, 2022	$44,722

Preferred-Plus

Fiscal Year End	Expiration	Amount
September 30, 2019	September 30, 2022	$40,969

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an administration agreement with Collaborative Fund Services, LLC (“CFS”) to provide administration and compliance services to the Funds. For the services CFS provides under the administration agreement, CFS receives an annual fee of 0.25% of each Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee.  For the six months ended March 31, 2020, CFS earned $16,065 and $12,474 from the Dividend Performers and Preferred-Plus, respectively for these services. As of March 31, 2020, the Fund owed CFS $1,563 and $2,105 from the Dividend Performers and Preferred-Plus, respectively.

CFS has an administration agreement with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Funds.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik also serves as an officer of the Trust.  See the Trustee & Officer table for more information.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

5.  DISTRIBUTION (12B-1) PLAN

The Funds have adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”) or the (“Distributor”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s Class A shares.  The Distribution Plan provides that each Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant. For the six months ended March 31, 2020, the Funds accrued $32 and $150 from the Dividend Performers and Preferred-Plus, respectively.

6.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2020, were as follows:

Dividend Performers

Purchases	$11,008,042
Sales	$11,607,487

Preferred-Plus

Purchases	$9,344,670
Sales	$5,448,334

7.  DERIVATIVE TRANSACTIONS

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities for the six months ended March 31, 2020.

Dividend Performers

Average notional value of:

Purchased Options

$  10,669,700

Written Options

$(12,943,900)

Preferred-Plus

Average notional value of:

Purchased Options

$  3,813,650

Written Options

$(4,628,500)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2020.

Dividend Performers
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$485,520
Equity contracts/Equity price risk	Options Written, at value	$(2,135,156)

Preferred-Plus
Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$174,277
Equity contracts/Equity price risk	Options Written, at value	$(767,380)

Dividend Performers
Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Purchased	Change in Unrealized Appreciation/(Depreciation) on Options Purchased
Equity contracts/Equity price risk	$(38,081)	$391,932

Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Written	Change in Unrealized Appreciation/(Depreciation) on Options Written
Equity contracts/Equity price risk	$200,346	$(1,495,781)

Preferred-Plus
Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Purchased	Change in Unrealized Appreciation/(Depreciation) on Options Purchased
Equity contracts/Equity price risk	$(12,989)	$137,399

Contract Type/Primary Risk Exposure	Realized Gain/(Loss) on Options Written	Change in Unrealized Appreciation/(Depreciation) on Options Written
Equity contracts/Equity price risk	$138,294	$(522,242)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

The notional value of the derivative instruments outstanding as of March 31, 2020 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The Funds may expose up to 20% of its assets to a credit spread options strategy however market conditions may dictate additional exposure. The Funds seek to achieve a put credit spread on the S&P 500 Index (generally on S&P 500 ETF, SPY) by selling/writing an out-of-the-money short put option while simultaneously purchasing an out-of-the-money long put option below the short option position. (Market conditions may not always allow the credit spread to be sold/written out-of-the-money.)  A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and expiration but different strike prices.  The Funds recognize a realized gain or loss when the put credit spread expires or is closed.  Buying the protective long put option hedges any significant downside risk posed by the short put option by employing a defensive position.

The option premium is derived from "implied volatility" — the expected level of volatility priced into an option — and is higher, on average, than the volatility experienced on the security underlying the option.  By entering into derivatives contracts, the Funds are accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Funds under the derivatives contract.  By providing this risk transfer service, the Funds seek to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.  There can be no assurance that the variance risk premium will be positive for the Funds’ investments at any time or on average and over time.  With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

The seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Conversely, the purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

The Funds engage in options transactions involving securities that seek to track the performance of stock indices in order to enhance returns.  Options require additional skills and techniques beyond normal portfolio management.  The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes.  The use of options may magnify the increase or decrease in performance of the Funds and may also subject the Funds to higher price volatility.

The options outstanding as of March 31, 2020, as disclosed in the Schedule of Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

8.  CAPITAL SHARE TRANSACTIONS

At March 31, 2020, there were unlimited shares authorized at no par value for the Funds.  Paid in capital for the six months ended March 31, 2020 amounted to $9,604,172 and $10,886,565 for the Dividend Performers and Preferred-Plus, respectively. The following tables summarize transactions in capital for the six months ended March 31, 2020 and the period ended September 30, 2019:

Dividend Performers

Class A	Six Months Ended March 31, 2020		December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	6,693	$79,999	6,089	$ 62,607
Shares Reinvested	64	789	12	143
Shares Redeemed	(5,947)	(71,157)	(5,327)	(62,415)
Net Increase	810	$ 9,631	774	$ 335

Class I	Six Months Ended March 31, 2020		December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	394,837	$ 4,503,180	1,134,135	$ 13,074,223
Shares Reinvested	32,263	393,019	8,904	107,887
Shares Redeemed	(655,789)	(6,463,057)	(177,020)	(2,021,046)
Net Increase	(228,689)	$(1,566,858)	966,019	$ 11,161,064

Preferred-Plus

Class A	Six Months Ended March 31, 2020		December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	5,690	$64,815	13,526	$ 144,625
Shares Reinvested	309	3,226	175	1,925
Shares Redeemed	(1,009)	(9,998)	(5,145)	(55,759)
Net Increase	4,990	$58,043	8,556	$ 90,791

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Class I	Six Months Ended March 31, 2020		December 24, 2018 (commencement of investment operations) through September 30, 2019
	Shares	Amount	Shares	Amount
Shares Sold	538,648	$5,983,768	769,911	$ 8,338,948
Shares Reinvested	27,003	282,954	14,323	159,145
Shares Redeemed	(274,947)	(2,557,913)	(135,878)	(1,469,171)
Net Increase	290,704	$3,708,809	648,356	$ 7,028,922

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Dividend Performers

For Federal Income Tax purposes, the cost of investments owned at March 31, 2020 is $8,751,642.  As of March 31, 2020, the gross unrealized appreciation on a tax basis totaled $474,980 and the gross unrealized depreciation totaled $2,948,033 for a net unrealized depreciation of $2,473,053.

The difference between the book cost and tax cost of investments represents the tax deferral of losses on wash sales.

As of September 30, 2019 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

                $  91,109

Net unrealized appreciation

  505,753

Total

$596,862

The tax character of distributions paid during the six months ended March 31, 2020 and the period ended September 30, 2019 are as follows:

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Ordinary income:	Six Months Ended March 31, 2020	December 24, 2018 (commencement of investment operations) through September 30, 2019
Class A Shares	$ 789	$ 143
Class I Shares	393,019	107,887
Total	$393,808	$ 108,030

Preferred-Plus

For federal income tax purposes, the cost of investments owned at March 31, 2020 is $10,467,695.  As of March 31, 2020, the gross unrealized appreciation on a tax basis totaled $149,490 and the gross unrealized depreciation totaled $1,785,739 for a net unrealized depreciation of $1,636,249.

The difference between the book cost and tax cost of investments represents the tax deferral of losses on wash sales.

As of September 30, 2019 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

$   24,639

Net unrealized appreciation

   221,901

Total

$ 246,540

The tax character of distributions paid during the six months ended March 31, 2020 and the period ended September 30, 2019 are as follows:

Ordinary income:	Six Months Ended March 31, 2020	December 24, 2018 (commencement of investment operations) through September 30, 2019
Class A Shares	$ 3,226	$ 1,925
Class I Shares	282,954	159,145
Total	$286,180	$ 161,070

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2020, TD Ameritrade, Inc., for the benefit of its customers, held approximately 97.83% of the voting securities of Dividend Performers and may be deemed to control Dividend Performers.  As of March 31, 2020, TD Ameritrade, LLC, for benefit of its customers, held 99.81% of the voting securities of Preferred-Plus and may be deemed to control the Preferred-Plus.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on a Fund’s financial statements and disclosures.

13. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

14.  SUBSEQUENT EVENTS

Effective May 8, 2020, the Funds no longer accepted purchase orders from any investor for Class A shares.  Effective May 29, 2020, Class A shares of the Funds will be converted into Class I shares.

Class I shares of the Funds have a lower share class expense structure than Class A shares as Class I shares do not charge a Rule 12b-1 Distribution Fee of 0.25%.  As of the Funds’ most recently completed fiscal year ended September 30, 2019, the net annual operating expense ratios for Class A shares and Class I shares for the Preferred-Plus were 1.87% and 1.62%, respectively and for the Dividend Performers for Class A shares and Class I shares were 1.83% and 1.56%, respectively. The exchange from Class A shares to Class I shares will have no federal income tax consequences.  Please refer to each Fund’s Prospectus for general information regarding Class I shares.

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no further events requiring disclosure.

COLLABORATIVE INVESTMENT SERIES TRUST

EXPENSE ILLUSTRATION

MARCH 31, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, October 1, 2019 through March 31, 2020.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Performers - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2019	March 31, 2020	October 1, 2019 to March 31, 2020

Actual	$1,000.00	$ 608.34	$7.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.65	$9.42

* Expenses are equal to the Fund's annualized expense ratio of 1.87% for Class A shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

COLLABORATIVE INVESTMENT SERIES TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

Dividend Performers - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2019	March 31, 2020	October 1, 2019 to March 31, 2020

Actual	$1,000.00	$ 611.06	$6.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.90	$8.17

* Expenses are equal to the Fund's annualized expense ratio of 1.62% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Preferred-Plus - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2019	March 31, 2020	October 1, 2019 to March 31, 2020

Actual	$1,000.00	$ 828.25	$8.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.10	$8.97

* Expenses are equal to the Fund's annualized expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Preferred-Plus - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2019	March 31, 2020	October 1, 2019 to March 31, 2020

Actual	$1,000.00	$ 829.40	$6.95
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.40	$7.67

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

COLLABORATIVE INVESTMENT SERIES TRUST

ADDITIONAL INFORMATION

MARCH 31, 2020 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in the Funds’ investment portfolios are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

COLLABORATIVE INVESTMENT SERIES TRUST

TRUSTEES & OFFICERS

MARCH 31, 2020 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Fund’s most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	15	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	15	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	15	None
Ronald Young Jr. Birth Year: 1974	Treasurer	Indefinite/ March 2020 – present	President - Young Consulting, Inc. (Business Consultants) (2008-Present); President – Tri State LED, Inc. (2010-Present).	15	None

For the six months ended March 31, 2020, each Trustee was paid a fee of $500 per meeting.

The Fund's SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free at 1-800-869-1679.

1The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

COLLABORATIVE INVESTMENT SERIES TRUST

TRUSTEES & OFFICERS (CONTINUED)

MARCH 31, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Since Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	15	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	15	N/A
Brandon Pokersnik Year of Birth: 1978	Secretary and Chief Compliance Officer	since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Year of Birth: 1965	Treasurer	since November 2017	Tax Attorney (self-employed), since 2012	N/A	N/A

1 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his ownership interest in the former Adviser.  Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his affiliation with the former Adviser.

2 The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do: Page 2
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

Investment Adviser

Innovative Portfolios, LLC

Distributor

Arbor Court Capital, LLC

Fund Administrator

Collaborative Fund Services, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen and Company, Ltd.

This report is provided for the general information of Dividend Performers and Preferred-Plus shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: June 5, 2020

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: June 5, 2020